Related Party Transactions - Schedule of Due from Related Parties Included in Accounts Receivables (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Due from related parties	$ 340,445	$ 382,384	$ 119,488
Accounts Receivable [Member]
Due from related parties		13,878	2,187
Accounts Receivable [Member] | US VR Global.Inc [Member]
Due from related parties		13,878
Accounts Receivable [Member] | Quest Consulting Ltd [Member]
Due from related parties			$ 2,187